UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment /_/ Amendment No. ___

     This Amendment (Check only one.):    /_/   is a restatement.
                                          /_/   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RAB Capital plc
Address:  No. 1 Adam Street
          London WC2N 6LE
          United Kingdom


Form 13F File Number: 28-13004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Authorised signatories for RAB Capital plc

Name:    Christopher de Mattos
Title:   Director and Chief Compliance Officer
Phone:   +44 (0)20 7389 7003

Signature, Place, and Date of Signing:

   By:  /s/ Christopher de Mattos    London, United Kingdom    14 August,  2008
      ---------------------------    ----------------------    ----------------


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      54

Form 13F Information Table Value Total:      $212,895


List of Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE





Explanatory notes:

(1) Goldcorp Inc.: Value calculated as total of 63,980 shares at TSE closing price on 06/30/08 and 11,700 shares at NYSE closing price on 06/30/08. The exchange rate used is 1.01455000182476.

(2) Talisman Energy Inc.: Value calculated as total of 880,000 shares at TSE closing price on 06/30/08 and 249,819 shares at NYSE closing price on 06/30/08. The exchange rate used is 1.01455000182476.

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                           FORM 13F INFORMATION TABLE
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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ------------ --------- --------- --------------------- ---------- --------  ----------------------
                               TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------ ------------ --------- --------- ----------   --- ---- ---------- --------  -------  ------  -----
Aflac, Inc.                       Common     001055102      913     14,535   SH        SOLE                  14,535
Agrium Inc.                       Common     008916108    2,473     23,000   SH        SOLE                  23,000
Alcoa Inc.                        Common     013817101    3,646    102,370   SH        SOLE                 102,370
AMDL, Inc.                        Common     00167K500      469    161,812   SH        SOLE                 161,812
Anadarko Petroleum                Common     032511107    1,946     26,000   SH        SOLE                  26,000
  Corporation
Apex Silver Mines Limited         ORD        G04074103    5,948  1,211,381   SH        SOLE               1,211,381
Apollo Gold Corporation           Common     03761E102    1,637  3,133,333   SH        SOLE               3,133,333
Banco ITAU Holding Financiera     SP ADR     059602201      284     13,975   SH        SOLE                  13,975
  SA                               500 PFD
Barrick Gold Corporation          Common     067901108    4,550    100,000   SH        SOLE                 100,000
BPI Energy Holdings, Inc.         Common     055934103      165    299,800   SH        SOLE                 299,800
Cadiz Inc.                        Common     127537207    9,272    575,216   SH        SOLE                 575,216
Callisto Pharmaceuticals, Inc.    Common     1312EM104      151    603,493   SH        SOLE                 603,493
Cameco Corporation                Common     13321L108    7,835    181,484   SH        SOLE                 181,484
Cardero Resource Corporation      Common     14140U105    4,238  2,000,000   SH        SOLE               2,000,000
Central Sun Mining, Inc.          Common     155432107    3,560  1,805,713   SH        SOLE               1,805,713
Coeur D'alene Mines Corporation   Common     192108108    8,330  2,872,507   SH        SOLE               2,872,507
ConocoPhillips                    Common     20825C104    3,181     33,700   SH        SOLE                  33,700
Credicorp Limited                 Common     G2519Y108    1,207     14,693   SH        SOLE                  14,693
Denison Mines Corporation         Common     248356107    4,128    470,000   SH        SOLE                 470,000
Dr Pepper Snapple Group, Inc.     Common     26138E109      449     21,401   SH        SOLE                  21,401
EnCana Corporation                Common     292505104    8,712     94,676   SH        SOLE                  94,676
Exxon Mobile Corporation          Common     30231G102    4,407     50,000   SH        SOLE                  50,000
Fording Canadian Coal Trust       Trust Unit 345425102   13,769    144,007   SH        SOLE                 144,007
Freeport-McMoran Copper & Gold,   Common     35671D857    7,222     61,627   SH        SOLE                  61,627
  Inc.
Gammon Gold, Inc.                 Common     36467T106    5,593    521,029   SH        SOLE                 521,029
Goldcorp, Inc.                    Common     380956409    3,505     75,680   SH        SOLE                  75,680
Golden Star Resources Ltd.        Common     38119T104    3,551  1,320,000   SH        SOLE               1,320,000
Goldman Sachs Group, Inc./The     Common     38141G104      800      4,574   SH        SOLE                   4,574
Gran Tierra Energy, Inc.          Common     38500T101    1,860    233,334   SH        SOLE                 233,334
Horsehead Holding Corporation     Common     440694305    1,216    100,000   SH        SOLE                 100,000
IAMGOLD Corporation               Common     450913108    3,608    600,065   SH        SOLE                 600,065
International Tower Hill Mines    Common     46051L104    1,541    965,300   SH        SOLE                 965,300
  Ltd.
Ivanhoe Mines Ltd.                Common     46579N103    5,466    501,824   SH        SOLE                 501,824
JPMorgan Chase & Co.              Common     46625H100      921     26,837   SH        SOLE                  26,837
Key Energy Services, Inc.         Common     492914106    5,166    266,000   SH        SOLE                 266,000
Lundin Mining Corporation         Common     550372106    4,531    739,016   SH        SOLE                 739,016
Marvel Entertainment, Inc.        Common     57383T103      868     27,000   SH        SOLE                  27,000
Micron Technology Inc.            Note       595112AH6      142    200,000   SH        SOLE                 200,000
Mobile Telesystems                SP ADR     607409109    9,161    119,574   SH        SOLE                 119,574
Mosaic Company/The                Common     61945A107    2,315     16,000   SH        SOLE                  16,000
Newmont Mining Corporation        Common     651639106    9,357    179,386   SH        SOLE                 179,386
Northern Dynasty Minerals Ltd.    Common     66510M204    1,927    238,399   SH        SOLE                 238,399
Nova Biosource Fuels, Inc.        Common     65488W103      133    198,709   SH        SOLE                 198,709
PetroChina Company Limited        SP ADR     71646E100    3,112     24,150   SH        SOLE                  24,150
Petroleo Brasileiro S.A.          SP ADR     71654V408    7,083    100,000   SH        SOLE                 100,000
Potash Corporation of             Common     73755L107    2,286     10,000   SH        SOLE                  10,000
  Saskatchenwan Inc.
Swift Energy Company              Common     870738101    4,320     65,400   SH        SOLE                  65,400
Taiwan Semiconductor              SP ADR     874039100    2,006    183,853   SH        SOLE                 183,853
  Manufacturing Company Ltd.
Talisman Energy Inc.              Common     87425E103   25,114  1,129,819   SH        SOLE               1,129,819
Telecomunicacoes de Sao Paulo     SP ADR     87929A102    2,166     77,000   SH        SOLE                  77,000
  S.A.
Thompson Creek Metals Company,    Common     884768102    3,751    191,038   SH        SOLE                 191,038
  Inc.
Unibanco S.A.                     GDR        90458E107      293      2,311   SH        SOLE                   2,311
Vornado Realty Trust              DBCV       929042AC3      221    250,000   SH        SOLE                 250,000
Yamana Gold Inc.                  Common     98462Y100    2,390    143,000   SH        SOLE                 143,000
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